Shareholder Report	12 Months Ended	44 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	104 Months Ended	116 Months Ended
	Nov. 30, 2025 USD ($) holding	Nov. 30, 2025 USD ($) holding	Nov. 30, 2025 USD ($) holding	Nov. 30, 2025 USD ($) holding	Nov. 30, 2025 USD ($) holding	Nov. 30, 2025 USD ($) holding	Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
Entity Central Index Key	0000872825
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000018021 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	TWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.26%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Investor Class returned 31.85% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	31.85%	2.57%	7.00%
MSCI Emerging Markets	29.51%	5.06%	7.85%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000018023 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	I Class
Trading Symbol	AMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$123	1.06%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund I Class returned 32.01% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	32.01%	2.77%	7.22%
MSCI Emerging Markets	29.51%	5.06%	7.85%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000189777 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Y Class
Trading Symbol	AEYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Y Class returned 32.21% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	32.21%	2.92%	6.42%	4/10/17
MSCI Emerging Markets	29.51%	5.06%	6.74%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000018022 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	A Class
Trading Symbol	AEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$175	1.51%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund A Class returned 31.45% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	31.45%	2.31%	6.73%
A Class - with sales charge	23.89%	1.10%	6.10%
MSCI Emerging Markets	29.51%	5.06%	7.85%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000018024 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	C Class
Trading Symbol	ACECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$260	2.26%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund C Class returned 30.43% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	30.43%	1.54%	5.93%
MSCI Emerging Markets	29.51%	5.06%	7.85%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000055528 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R Class
Trading Symbol	AEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$203	1.76%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R Class returned 31.11% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	31.11%	2.05%	6.46%
MSCI Emerging Markets	29.51%	5.06%	7.85%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000189779 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R5 Class
Trading Symbol	AEGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$123	1.06%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R5 Class returned 32.10% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	32.10%	2.77%	6.26%	4/10/17
MSCI Emerging Markets	29.51%	5.06%	6.74%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000131622 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R6 Class
Trading Symbol	AEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$106	0.91%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R6 Class returned 32.18% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	32.18%	2.91%	7.36%
MSCI Emerging Markets	29.51%	5.06%	7.85%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000236495 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	G Class
Trading Symbol	ACADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Fund G Class returned 33.39% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	33.39%	8.06%	4/1/22
MSCI Emerging Markets	29.51%	7.65%	—

Performance Inception Date		Apr. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883	$ 1,716,037,883
Holdings Count | holding	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 11,332,012
Investment Company, Portfolio Turnover	58.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

C000018025 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	TWGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Investor Class returned 13.25% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	13.25%	7.59%	10.83%
MSCI ACWI	18.21%	11.97%	11.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000018027 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	I Class
Trading Symbol	AGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund I Class returned 13.44% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	13.44%	7.80%	11.05%
MSCI ACWI	18.21%	11.97%	11.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000189780 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Y Class
Trading Symbol	AGYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Y Class returned 13.68% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	13.68%	7.97%	12.25%	4/10/17
MSCI ACWI	18.21%	11.97%	11.72%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000018026 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	A Class
Trading Symbol	AGGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund A Class returned 13.00% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	13.00%	7.34%	10.56%
A Class - with sales charge	6.50%	6.07%	9.91%
MSCI ACWI	18.21%	11.97%	11.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000018030 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	C Class
Trading Symbol	AGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$223	2.10%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund C Class returned 12.17% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	12.17%	6.53%	9.74%
MSCI ACWI	18.21%	11.97%	11.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000018031 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R Class
Trading Symbol	AGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R Class returned 12.72% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.72%	7.07%	10.28%
MSCI ACWI	18.21%	11.97%	11.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000189781 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R5 Class
Trading Symbol	AGFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R5 Class returned 13.52% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	13.52%	7.82%	12.09%	4/10/17
MSCI ACWI	18.21%	11.97%	11.72%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000131623 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R6 Class
Trading Symbol	AGGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R6 Class returned 13.71% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	13.71%	7.97%	11.22%
MSCI ACWI	18.21%	11.97%	11.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864	$ 635,014,864
Holdings Count | holding	37	37	37	37	37	37	37
Advisory Fees Paid, Amount	$ 6,448,400
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

C000167113 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	Investor Class
Trading Symbol	AFCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund Investor Class returned 10.96% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	10.96%	1.35%	7.63%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463
Holdings Count | holding	47	47	47	47	47	47	47
Advisory Fees Paid, Amount	$ 445,829
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

C000167114 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	I Class
Trading Symbol	AFCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund I Class returned 11.14% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	11.14%	1.54%	7.84%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463
Holdings Count | holding	47	47	47	47	47	47	47
Advisory Fees Paid, Amount	$ 445,829
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

C000167115 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	A Class
Trading Symbol	AFCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund A Class returned 10.68% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	10.68%	1.09%	7.36%	3/29/16
A Class - with sales charge	4.32%	-0.10%	6.70%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463
Holdings Count | holding	47	47	47	47	47	47	47
Advisory Fees Paid, Amount	$ 445,829
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

C000167116 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	C Class
Trading Symbol	AFCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$220	2.10%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund C Class returned 9.91% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	9.91%	0.34%	6.56%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463
Holdings Count | holding	47	47	47	47	47	47	47
Advisory Fees Paid, Amount	$ 445,829
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

C000167117 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R Class
Trading Symbol	AFCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$168	1.60%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R Class returned 10.41% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.41%	0.84%	7.09%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463
Holdings Count | holding	47	47	47	47	47	47	47
Advisory Fees Paid, Amount	$ 445,829
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

C000167118 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R6 Class
Trading Symbol	AFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R6 Class returned 11.29% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	11.29%	1.70%	8.00%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463
Holdings Count | holding	47	47	47	47	47	47	47
Advisory Fees Paid, Amount	$ 445,829
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

C000212502 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	G Class
Trading Symbol	AFCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused International Growth Fund G Class returned 12.15% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	12.15%	2.45%	8.09%	4/1/19
MSCI ACWI ex USA	26.04%	8.41%	8.39%	—

Performance Inception Date				Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463	$ 156,951,463
Holdings Count | holding	47	47	47	47	47	47	47
Advisory Fees Paid, Amount	$ 445,829
Investment Company, Portfolio Turnover	90.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

C000167125 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	Investor Class
Trading Symbol	AGCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund Investor Class returned 4.76% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	4.76%	4.51%	11.90%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212
Holdings Count | holding	130	130	130	130	130	130	130
Advisory Fees Paid, Amount	$ 822,372
Investment Company, Portfolio Turnover	140.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

C000167126 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	I Class
Trading Symbol	AGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund I Class returned 4.95% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.95%	4.72%	12.13%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212
Holdings Count | holding	130	130	130	130	130	130	130
Advisory Fees Paid, Amount	$ 822,372
Investment Company, Portfolio Turnover	140.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

C000167127 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	A Class
Trading Symbol	AGCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$139	1.36%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund A Class returned 4.43% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	4.43%	4.24%	11.62%	3/29/16
A Class - with sales charge	-1.57%	3.01%	10.94%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212
Holdings Count | holding	130	130	130	130	130	130	130
Advisory Fees Paid, Amount	$ 822,372
Investment Company, Portfolio Turnover	140.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

C000167128 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	C Class
Trading Symbol	AGCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$215	2.11%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund C Class returned 3.71% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	3.71%	3.46%	10.79%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212
Holdings Count | holding	130	130	130	130	130	130	130
Advisory Fees Paid, Amount	$ 822,372
Investment Company, Portfolio Turnover	140.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

C000167129 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R Class
Trading Symbol	AGCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$164	1.61%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R Class returned 4.21% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	4.21%	3.98%	11.34%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212
Holdings Count | holding	130	130	130	130	130	130	130
Advisory Fees Paid, Amount	$ 822,372
Investment Company, Portfolio Turnover	140.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

C000167130 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R6 Class
Trading Symbol	AGCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R6 Class returned 5.07% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	5.07%	4.87%	12.29%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

Performance Inception Date							Mar. 29, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212	$ 83,217,212
Holdings Count | holding	130	130	130	130	130	130	130
Advisory Fees Paid, Amount	$ 822,372
Investment Company, Portfolio Turnover	140.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

C000018035 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Class
Trading Symbol	TWIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund Investor Class returned 10.88% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.88%	2.28%	5.90%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000018037 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	I Class
Trading Symbol	TGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund I Class returned 11.14% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.14%	2.49%	6.12%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000189783 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Y Class
Trading Symbol	ATYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund Y Class returned 11.32% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	11.32%	2.64%	7.18%	4/10/17
MSCI EAFE	24.50%	9.27%	8.22%	—
MSCI EAFE Growth	15.39%	5.06%	7.80%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000018036 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	A Class
Trading Symbol	TWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$154	1.46%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund A Class returned 10.63% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.63%	2.02%	5.64%
A Class - with sales charge	4.27%	0.82%	5.02%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000018040 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	C Class
Trading Symbol	AIWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$232	2.21%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund C Class returned 9.79% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.79%	1.27%	4.85%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000018041 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R Class
Trading Symbol	ATGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$180	1.71%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund R Class returned 10.37% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.37%	1.77%	5.38%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000189784 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R5 Class
Trading Symbol	ATGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund R5 Class returned 11.13% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.13%	2.49%	7.02%	4/10/17
MSCI EAFE	24.50%	9.27%	8.22%	—
MSCI EAFE Growth	15.39%	5.06%	7.80%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000131624 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R6 Class
Trading Symbol	ATGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund R6 Class returned 11.34% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.34%	2.63%	6.27%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000236496 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	G Class
Trading Symbol	ACAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Growth Fund G Class returned 12.30% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.30%	4.64%	4/1/22
MSCI EAFE	24.50%	10.22%	—
MSCI EAFE Growth	15.39%	6.36%	—

Performance Inception Date		Apr. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611	$ 2,649,859,611
Holdings Count | holding	103	103	103	103	103	103	103
Advisory Fees Paid, Amount	$ 14,810,162
Investment Company, Portfolio Turnover	65.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

C000018042 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	Investor Class
Trading Symbol	AIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$163	1.46%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund Investor Class returned 23.21% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	23.21%	2.13%	6.46%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371
Holdings Count | holding	114	114	114	114	114	114	114
Advisory Fees Paid, Amount	$ 6,669,139
Investment Company, Portfolio Turnover	119.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

C000018043 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	I Class
Trading Symbol	ACIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund I Class returned 23.53% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	23.53%	2.34%	6.67%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371
Holdings Count | holding	114	114	114	114	114	114	114
Advisory Fees Paid, Amount	$ 6,669,139
Investment Company, Portfolio Turnover	119.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

C000088079 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	A Class
Trading Symbol	AIVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$191	1.71%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund A Class returned 22.89% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	22.89%	1.87%	6.19%
A Class - with sales charge	15.82%	0.67%	5.56%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371
Holdings Count | holding	114	114	114	114	114	114	114
Advisory Fees Paid, Amount	$ 6,669,139
Investment Company, Portfolio Turnover	119.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

C000088080 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	C Class
Trading Symbol	AIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$273	2.46%

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund C Class returned 21.96% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	21.96%	1.12%	5.40%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371
Holdings Count | holding	114	114	114	114	114	114	114
Advisory Fees Paid, Amount	$ 6,669,139
Investment Company, Portfolio Turnover	119.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

C000088081 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	R Class
Trading Symbol	AIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$218	1.96%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Opportunities Fund R Class returned 22.65% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	22.65%	1.62%	5.93%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371	$ 504,538,371
Holdings Count | holding	114	114	114	114	114	114	114
Advisory Fees Paid, Amount	$ 6,669,139
Investment Company, Portfolio Turnover	119.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

C000152811 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	Investor Class
Trading Symbol	ANTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.42%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund Investor Class returned 18.13% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The industrials sector was the leading detractor from relative performance. Inside the machinery industry, firms like Sulzer, a Switzerland-based firm that offers technology and services in fluid engineering, and Miura, a Japan-based producer of boilers and other energy conservation products, dragged. The information technology sector also weighed on results.
•	Other notable individual detractors included NEXTDC, an Australia-based data center operator, and Similarweb, a provider of web and app analytics. Redcare Pharmacy, a European web-based pharmacy, also hurt.
•	The consumer discretionary sector contributed to relative performance. Inside the specialty retail industry, Aritzia, a Canada-based retailer of women's clothing that is speeding up a U.S. expansion, supported results.
•	Other notable individual contributors included Tower Semiconductor, a maker of analog semiconductors, and BPER Banca, an Italy-based financial services firm. Ryohin Keikaku, a Japanese household products retailer, also helped relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	18.13%	2.90%	6.20%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Small Cap	25.94%	6.55%	7.33%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539
Holdings Count | holding	117	117	117	117	117	117	117
Advisory Fees Paid, Amount	$ 1,265,907
Investment Company, Portfolio Turnover	128.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	Japan	34%
Exchange-Traded Funds	0.7%	Australia	10%
Short-Term Investments	6.4%	Canada	10%
Other Assets and Liabilities	(5.0)%	United Kingdom	10%
		Israel	5%

C000152812 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	G Class
Trading Symbol	ANTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund G Class returned 19.86% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The industrials sector was the leading detractor from relative performance. Inside the machinery industry, firms like Sulzer, a Switzerland-based firm that offers technology and services in fluid engineering, and Miura, a Japan-based producer of boilers and other energy conservation products, dragged. The information technology sector also weighed on results.
•	Other notable individual detractors included NEXTDC, an Australia-based data center operator, and Similarweb, a provider of web and app analytics. Redcare Pharmacy, a European web-based pharmacy, also hurt.
•	The consumer discretionary sector contributed to relative performance. Inside the specialty retail industry, Aritzia, a Canada-based retailer of women's clothing that is speeding up a U.S. expansion, supported results.
•	Other notable individual contributors included Tower Semiconductor, a maker of analog semiconductors, and BPER Banca, an Italy-based financial services firm. Ryohin Keikaku, a Japanese household products retailer, also helped relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
G Class	19.86%	4.40%	7.52%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Small Cap	25.94%	6.55%	7.33%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539	$ 501,504,539
Holdings Count | holding	117	117	117	117	117	117	117
Advisory Fees Paid, Amount	$ 1,265,907
Investment Company, Portfolio Turnover	128.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	Japan	34%
Exchange-Traded Funds	0.7%	Australia	10%
Short-Term Investments	6.4%	Canada	10%
Other Assets and Liabilities	(5.0)%	United Kingdom	10%
		Israel	5%

C000018052 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	Investor Class
Trading Symbol	ACEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.12%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund Investor Class returned 33.75% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	33.75%	11.69%	7.25%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747
Holdings Count | holding	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 2,811,703
Investment Company, Portfolio Turnover	79.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

C000018053 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	I Class
Trading Symbol	ACVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$108	0.92%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund I Class returned 34.11% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	34.11%	11.90%	7.46%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747
Holdings Count | holding	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 2,811,703
Investment Company, Portfolio Turnover	79.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

C000018054 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	A Class
Trading Symbol	MEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$160	1.37%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund A Class returned 33.44% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015, through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	33.44%	11.42%	6.98%
A Class - with sales charge	25.77%	10.10%	6.35%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747
Holdings Count | holding	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 2,811,703
Investment Company, Portfolio Turnover	79.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

C000018056 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	C Class
Trading Symbol	ACCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$247	2.12%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund C Class returned 32.56% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	32.56%	10.58%	6.19%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747
Holdings Count | holding	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 2,811,703
Investment Company, Portfolio Turnover	79.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

C000018057 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R Class
Trading Symbol	ACVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$189	1.62%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund R Class returned 33.06% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	33.06%	11.11%	6.71%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747
Holdings Count | holding	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 2,811,703
Investment Company, Portfolio Turnover	79.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

C000131625 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R6 Class
Trading Symbol	ACVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$90	0.77%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund R6 Class returned 34.17% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	34.17%	12.07%	7.62%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747
Holdings Count | holding	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 2,811,703
Investment Company, Portfolio Turnover	79.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

C000236497 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	G Class
Trading Symbol	ACAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
International Value Fund G Class returned 35.29% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	35.29%	14.31%	4/1/22
Regulatory Index
MSCI EAFE	24.50%	10.22%	—
Performance Index
MSCI EAFE Value	34.10%	14.07%	—

Performance Inception Date		Apr. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747	$ 1,431,274,747
Holdings Count | holding	157	157	157	157	157	157	157
Advisory Fees Paid, Amount	$ 2,811,703
Investment Company, Portfolio Turnover	79.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

C000205778 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	Investor Class
Trading Symbol	ANTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	1.18%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund Investor Class returned 31.67% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	31.67%	11.35%	7.05%	12/6/18
MSCI ACWI ex USA	26.04%	8.41%	9.37%	—

Performance Inception Date					Dec. 06, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705
Holdings Count | holding	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 1,291,331
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

C000216231 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	I Class
Trading Symbol	ANVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$114	0.98%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund I Class returned 31.94% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	31.94%	11.58%	7.60%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705
Holdings Count | holding	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 1,291,331
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

C000216232 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	A Class
Trading Symbol	ANVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$165	1.43%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund A Class returned 31.41% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	31.41%	11.07%	7.12%	12/3/19
A Class - with sales charge	23.85%	9.76%	6.07%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705
Holdings Count | holding	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 1,291,331
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

C000216233 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R Class
Trading Symbol	ANVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$194	1.68%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R Class returned 30.89% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	30.89%	10.79%	6.83%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705
Holdings Count | holding	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 1,291,331
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

C000216230 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R6 Class
Trading Symbol	ANVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R6 Class returned 32.11% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	32.11%	11.75%	7.77%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

Performance Inception Date			Dec. 03, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705
Holdings Count | holding	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 1,291,331
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

C000205779 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	G Class
Trading Symbol	ANTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund G Class returned 33.08% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	33.08%	12.65%	8.36%	12/6/18
MSCI ACWI ex USA	26.04%	8.41%	9.37%	—

Performance Inception Date					Dec. 06, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705	$ 556,957,705
Holdings Count | holding	58	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 1,291,331
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%